SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Customers invoices payment due period	30 days
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Customers invoices payment due period	90 days